UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brandon Fradd
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13269

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Phone:         212-741-1092


Signature, Place, and Date of Signing:

/s/ Brandon Fradd                New York, NY                     1/5/09
------------------------------------------------------------------------------
   [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                  TITLE OFCUSIP        VALUE   SHARES  SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                    CLASS              (x$1000)  PRN  AMTPRN CALL DSCRETN  MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------- -----------
AETERNA ZENTARIS INC              COM     007975204     342     67,105    SH      SOLE      N/A      67,105
ALEXION PHARMACEUTICALS INC       COM     015351109   1,040     51,379    SH      SOLE      N/A      51,379
ALKERMES INC                      COM     01642T108  12,107    633,200   PUT      SOLE      N/A     633,200
ANTIGENICS INC DEL                COM     037032109     535    112,393    SH      SOLE      N/A     112,393
AXCAN PHARMA INC                  COM     054923107     473     31,273    SH      SOLE      N/A      31,273
BIOENVISION INC                   COM     09059N100     178     27,332    SH      SOLE      N/A      27,332
BIOGEN IDEC INC                   COM     09062X103     484     10,690    SH      SOLE      N/A      10,690
COLEY PHARMACEUTICAL GROUP        COM     19388P106   3,616    238,502    SH      SOLE      N/A     238,502
CRITICAL THERAPEUTICS INC         COM     22674T105     218     30,399    SH      SOLE      N/A      30,399
DENDREON CORP                     COM     24823Q107   1,704    314,435    SH      SOLE      N/A     314,435
DISCOVERY LABORATORIES INC        COM     254668106     534     79,990    SH      SOLE      N/A      79,990
EMISPHERE TECHNOLOGIES INC        COM     291345106   1,147    264,340    SH      SOLE      N/A     264,340
ENCYSIVE PHARMACEUTICALS INC      COM     29256X107     127     16,152    SH      SOLE      N/A      16,152
FORBES MEDI-TECH INC              COM     344907100      39     22,080    SH      SOLE      N/A      22,080
GTX INC DEL                       COM     40052B108     386     51,110    SH      SOLE      N/A      51,110
HUMAN GENOME SCIENCES INC         COM     444903108     115     13,448    SH      SOLE      N/A      13,448
ICOS CORP                         COM     449295104     210      7,595    SH      SOLE      N/A       7,595
INHIBITEX INC                     COM     45719T103      84     10,000    SH      SOLE      N/A      10,000
MOMENTA PHARMACEUTICALS INC       COM     60877T100   1,180     53,540    SH      SOLE      N/A      53,540
NEKTAR THERAPEUTICS               COM     640268108   1,040     63,160    SH      SOLE      N/A      63,160
NEUROBIOLOGICAL TECHNOLOGIES      COM     64124W106     157     43,790    SH      SOLE      N/A      43,790
NEUROCHEM INC                     COM     64125K101   1,267     89,103    SH      SOLE      N/A      89,103
OSI PHARMACEUTICALS INC           COM     671040103   1,585     56,527    SH      SOLE      N/A      56,527
SPECTRUM PHARMACEUTICALS INC      COM     84763A108     425    100,521    SH      SOLE      N/A     100,521
TELIK INC                         COM     87959M109   1,178     69,363    SH      SOLE      N/A      69,363
VASOGEN INC                       COM     92232F103     292    142,419    SH      SOLE      N/A     142,419
VION PHARMACEUTICALS INC          COM     927624106     273    165,535    SH      SOLE      N/A     165,535

                                       27            30,736



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         27
Form 13F Information Table Value Total:         30,736
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE